Taxes - Schedule of Movement of Valuation Allowance (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Deferred Tax Assets, Net of Valuation Allowance [Abstract]
Beginning balance	$ 1,980	$ 2,001
Write-off	(532)	(612)
Change of valuation allowance	4,971	1,996
Ending balance	$ 6,419	$ 3,385